Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Continuing operations
Sales	£ 3,552	£ 3,674	£ 3,841
Cost of goods sold	(1,741)	(1,839)	(2,046)
Gross profit	1,811	1,835	1,795
Operating expenses	(1,265)	(1,322)	(1,549)
Other net gains and losses	(7)	(16)	24
Share of results of joint ventures and associates	2	1	1
Operating profit	541	498	271
Finance costs	(112)	(81)	(71)
Finance income	81	76	123
Profit before tax	510	493	323
Income tax	(75)	(113)	(79)
Profit for the year	435	380	244
Attributable to:
Equity holders of the company	434	378	242
Non-controlling interest	£ 1	£ 2	£ 2
Earnings per share attributable to equity holders of the company during the year (expressed in pence per share)
- basic	£ 0.645	£ 0.531	£ 0.328
- diluted	£ 0.635	£ 0.527	£ 0.326